ING Balanced Portfolio, Inc.

ING Balanced Portfolio

ING Variable Portfolios, Inc.

ING BlackRock Science and Technology Opportunities Portfolio

ING Intermediate Bond Portfolio

ING Intermediate Bond Portfolio

(the “Portfolios”)

Supplement dated August 10, 2012

to the Portfolios’ Statement of Additional Information dated April 30, 2012 (“SAI”)

Effective immediately, the table and sub-paragraphs in the sub-section entitled “Fundamental and Non-Fundamental Investment Restrictions – Non-Fundamental Investment Restrictions” beginning on page 121 of the Portfolios’ SAI are revised as follows:

1.	The table is deleted in its entirety and replaced with the following:

Policy Identifier	ING Balanced Portfolio	ING BlackRock Science and Technology Opportunities Portfolio	ING Growth and Income Portfolio	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio
A			X	X	X
B			X	X	X
C	X	X	X	X	X
D	X	X	X	X	X
E-1	X	X	X
E-2				X	X
E-3
F-1		X	X
F-2				X	X
G	X	X	X	X	X
H	X	X	X	X	X
H-1	X	X
I			X	X	X
J		X	X	X	X
K
L	X	X	X	X	X
M	X	X	X	X	X
N-1		X	X
N-2				X	X
O	X	X	X	X	X
P				X	X

Policy Identifier	ING Index Plus SmallCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING Small Company Portfolio
A	X	X	X	X
B	X	X	X	X
C	X	X	X	X
D	X	X	X	X
E-1		X		X
E-2	X
E-3			X
F-1			X	X
F-2	X
G	X	X		X
H	X			X
H-1
I	X			X
J	X		X	X
K			X
L	X	X	X	X
M	X	X	X	X
N-1			X	X
N-2	X
O	X	X		X
P	X

2.	The last sentence of section B following the table is deleted in its entirety.

3.	The second paragraph of the section H following the table is deleted in its entirety and replaced with the following:

H-1

The Portfolio may invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).

4.	Section J following the table is deleted in its entirety and replaced with the following:

J

The Portfolio will not invest more than 5% of its assets in Futures Contracts and Related Options, Forward Foreign Currency Contracts; Index-, Currency-, and Equity-Linked Securities; OTC Options; Put and Call Options; Stock Index Options; and Straddles for purposes other than hedging. With respect to Futures, the 5% limit is calculated with reference to the notional value of the Futures Contract. ING Growth and Income Portfolio is not subject to this limitation with respect to the purchase or sale of put and call options on securities.

5.	Sections O, P, and Q following the table are deleted in their entirety and replaced with the following:

O

The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.

P	The Portfolio may make short sales of exchange-traded funds for the purpose of hedging.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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